Stock Warrants	6 Months Ended
Mar. 31, 2015
Stock Warrants
Stock Warrants

NOTE 11 – STOCK WARRANTS.

In August 2014, the Company issued five-year warrants to purchase 800,000 shares of the Company’s common stock at $0.25 per share in connection with the 2014 Note and Warrant Purchase Agreement